Borrowing - Schedule of Borrowing in Respective Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Debt Instrument [Line Items]
Short-term bank borrowing	¥ 0	$ 0	¥ 2,365,535
Long-term bank borrowings, current portion	2,118		1,938,385
Long-term bank borrowings, non-current portion	3,133	$ 448	0
Total	¥ 5,251		¥ 4,303,920